Leases (Summary of Commitments Relating to Non-Cancellable Operating and Capital Leases) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Leases [Abstract]
Operating leases - 2017	[1]	$ 31,779
Operating leases - 2018	[1]	24,407
Operating leases - 2019	[1]	19,189
Operating leases - 2020	[1]	13,964
Operating leases - 2021	[1]	9,477
Operating leases - Thereafter	[1]	18,758
Operating leases - Total minimum future payments	[1]	117,574
Capital leases - 2017		2,644
Capital leases - 2018		2,523
Capital leases - 2019		2,552
Capital leases - 2020		2,590
Capital leases - 2021		2,628
Capital leases - Thereafter		23,039
Capital leases - Total minimum future payments		35,976
Less: Imputed interest		(10,388)
Total capital lease obligations		25,588	$ 22,323
Less: Current portion		(1,185)
Total long-term capital lease obligations		$ 24,403

[1]	Minimum lease payments have not been reduced by minimum sublease rentals due in the future of $3.8 million.